Offerings	Jul. 16, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class T Common Stock, Class S Common Stock, Class D Common Stock, Class I Common Stock
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class T Common Stock, Class S Common Stock, Class D Common Stock, Class I Common Stock
Maximum Aggregate Offering Price	$ 10,000,000,000
Carry Forward Form Type	S-11
Carry Forward File Number	333-262589
Carry Forward Initial Effective Date	Aug. 10, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 927,000